CONCENTRATIONS AND CREDIT RISK (Details Narrative)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022	Jun. 30, 2024 CNY (¥)
Concentration Risk [Line Items]
Cash and cash equivalents	$ 28,794	$ 271,636		¥ 500,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Dogness Network Technology Co Ltd [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.20%	38.70%
Two Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	43.60%	54.60%
Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	25.40%	15.90%
Supplier One [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.30%	13.70%
Supplier Two [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.80%	11.20%
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	67.80%	64.00%	53.70%
Customers One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.80%	15.40%	23.40%
Customers Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.20%	11.60%	6.70%
Customers Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	5.10%	8.80%	6.70%
Customers Four [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	5.00%	5.30%	5.70%
Third Party One [Member] | Assets, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	56.10%	34.10%
Related Party One [Member] | Assets, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			30.90%